Cost of improvements to concession assets (Tables)	12 Months Ended
Dec. 31, 2020
Cost Of Improvements To Concession Assets [Abstract]
Summary of Cost of Improvements to Concession Assets

Cost of improvements to concession assets are comprised of the following as of December 31, 2018, 2019 and 2020:

	2018		2019		2020
Cost of improvements to concession assets	Ps.	1,440,204	Ps.	1,906,801	Ps.	2,192,578